Income Taxes - Operating loss carryforwards (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforward period		15 years
Operating loss carryforward, limitation on use, percentage	80.00%
Accrued interest and penalties on unrecognized tax positions	$ 0	$ 0	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	740,000	740,000
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 39,835,000	$ 39,835,000